Long Term Debt (Tables)	12 Months Ended
Dec. 28, 2013
Schedule of Long-term Debt Instruments [Table Text Block]
	December 28, 2013	December 31, 2012
Balance, beginning	$10,051,262	$-
Convertible debenture issued	8,307,249	10,051,262
Discount on debentures	(754,829)	-
Amendment of debentures – conversion price	(79,931)	-
Accretion expense	94,030	-
Effect of foreign exchange	(943,095)	-
Balance, ending	$16,674,686	$10,051,262

Schedule of Deferred debt issuance costs [Table Text Block]
	December 28, 2013	December 31, 2012
Balance, beginning	$1,024,294	$-
Issuance costs – cash	886,733	1,083,936
Issuance costs – warrants	66,278	-
Issuance costs allocated to additional paid in capital	(102,670)	-
Amortization of issuance costs	(346,789)	(59,642)
Effect of foreign exchange	(85,823)	-
	$1,442,023	$1,024,294